Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 44,516	$ 6,258	¥ 55,474